DESCRIPTION OF THE PLAN (Details) - EBP 2012 Employee Stock Purchase Plan		3 Months Ended		12 Months Ended
	Jun. 26, 2023 shares	Jun. 30, 2022 shares	Jun. 30, 2019 shares	Dec. 31, 2025 USD ($) participant shares	Dec. 31, 2024 USD ($) participant shares	Dec. 31, 2023 USD ($) shares
EBP, Description of Plan [Line Items]
Employee stock purchase plan shares reserved for issuance				250,000
Employee stock purchase plan increase in shares reserved for issuance			83,333
Employee stock purchase plan shares issuance		83,333
Number of participants | participant				36	27
Participant contribution, pretax, minimum annual compensation to total compensation, percentage				1.00%
Participant contribution, pretax, maximum annual compensation to total compensation, percentage				10.00%
Investment, purchased, number of shares				15,120	25,370	25,627
Percentage of stock of closing market price, percentage				85.00%
Employee stock purchase plan stock maximum amount | $				$ 25,000
Maximum number of shares per employee	1,000
Refund of contributions to participants | $				$ 1,313	$ 0	$ 35,667
Investment, number of shares				57,000